Restructuring and Restructuring Related Charges	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Restructuring Related Charges	Restructuring and Restructuring-Related Charges

We implemented various cost reduction initiatives to improve our operating cost structures in the periods presented. These cost initiatives have, among other actions, included workforce reductions and the closure or consolidation of certain operations. Except as discussed below, none of these initiatives has individually resulted in a material charge to earnings.
As of January 1, 2021, we changed our method for valuing certain inventories (primarily domestic steel-related inventories) to the FIFO cost method from the LIFO cost method. The effects of this change have been retrospectively applied to all periods presented. See Note A for additional information.

In response to the effect the COVID-19 pandemic has had on the nature and focus of our operations during 2020, we incurred $6.5 severance expense, primarily for permanent workforce reductions associated with changes in management and organizational structure. See Note U for additional information. Based upon current trends, we do not expect additional permanent workforce reductions associated with COVID-19 resulting in material expense.

In December 2018, we committed to the 2018 Restructuring Plan (Plan) primarily associated with our Furniture, Flooring & Textile Products and Bedding Products segments, including the reorganization of the Home Furniture Group (which produces furniture components for the upholstered furniture industry) and the closure of the Fashion Bed business (which supplied ornamental beds, bed frames and other sleep accessories sold to retailers). Both of these businesses had underperformed expectations, primarily from weaker demand and higher raw material costs. In 2019, we modified the Plan to include four small facilities in the Bedding Products segment. All of these activities were substantially complete by the end of December 31, 2019. The following table presents information associated with this Plan:

	Total Amount Incurred to Date	Total Incurred Full Year 2020	Total Incurred Full Year 2019	Total Incurred Full Year 2018
2018 Restructuring Plan
Restructuring and restructuring-related	$21.7	$1.4	$2.6	$17.7
Impairment costs associated with this plan	13.2	.5	7.6	5.1
	$34.9	$1.9	$10.2	$22.8
Amount of total that represents cash charges	$15.9	$1.0	$8.0	$6.9

The table below presents all restructuring and restructuring-related activity for the periods presented:

	Year Ended December 31
	2020	2019	2018
Charged to other (income) expense, net:
Severance and other restructuring costs	$7.6	$8.1	$7.8
Charged to cost of goods sold:
Inventory obsolescence (recovery) and other	.3	(5.3)	11.0
Total restructuring and restructuring-related costs	$7.9	$2.8	$18.8
Amount of total that represents cash charges	$7.6	$8.1	$7.8

    Restructuring and restructuring-related charges by segment were as follows:

	Year Ended December 31
	2020	2019	2018
Bedding Products	$2.6	$1.2	$12.6
Specialized Products	3.9	—	—
Furniture, Flooring & Textile Products	1.4	1.6	6.2
Total	$7.9	$2.8	$18.8

The accrued liability associated with our total restructuring initiatives consisted of the following:

	Balance at December 31, 2018	Add: 2019 Charges	Less: 2019 Payments	Balance at December 31, 2019	Add: 2020 Charges	Less: 2020 Payments	Balance at December 31, 2020
Termination benefits	$6.6	$4.7	$7.8	$3.5	$7.0	$7.1	$3.4
Contract termination costs	—	.4	.4	—	.2	—	.2
Other restructuring costs	.6	3.0	2.9	.7	.4	.6	.5
	$7.2	$8.1	$11.1	$4.2	$7.6	$7.7	$4.1

Divestitures
During 2020, we divested two small businesses in our Bedding Products segment: the final operation in our former Fashion Bed business and a specialty wire operation in our Drawn Wire business.
•Annual external sales for these businesses were approximately $45.0, and EBIT was approximately $2.0.
•The aggregate selling price was approximately $11.0, and there was no material gain or loss recognized on the sale of these businesses.